Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits	$ 1,824,572	$ 1,511,958
Professional fees, other payable and accrued expenses	10,357	9,980
Total	$ 1,834,929	$ 1,521,938